Intangible Assets (including Goodwill)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets (including Goodwill)

Note 10. Intangible Assets (including Goodwill)

		Intangible assets
	Goodwill	Computer Software	Trademark	Customer relationship	Developed technology acquired	Patents	Total
Cost:
Balance at January 1, 2025	$1,472,145	103,540	213,512	107,359	100,852	—	525,263
Additions	—	122,721	—	—	—	6,437	129,158
Disposal	—	(42,377)	—	—	—	—	(42,377)
Effect of Exchange Rate Movements	—	3,332	9,099	—	—	—	12,431
Balance at December 31, 2025	$1,472,145	187,216	222,611	107,359	100,852	6,437	624,475
Balance at January 1, 2024	$1,472,145	68,196	227,976	107,359	100,852	—	504,383
Additions	—	106,078	—	—	—	—	106,078
Disposal	—	(65,931)	—	—	—	—	(65,931)
Effect of Exchange Rate Movements	—	(4,803)	(14,464)	—	—	—	(19,267)
Balance at December 31, 2024	$1,472,145	103,540	213,512	107,359	100,852	—	525,263
Accumulated amortization and impairment:
Balance at January 1, 2025	$1,184,860	31,286	52,660	25,560	24,020	—	133,526
Amortization	—	64,825	12,066	15,336	14,412	54	106,693
Impairment	287,285	1,528	—	—	—	—	1,528
Disposal	—	(42,377)	—	—	—	—	(42,377)
Effect of Exchange Rate Movements	—	1,135	2,156	—	—	—	3,291
Balance at December 31, 2025	$1,472,145	56,397	66,882	40,896	38,432	54	202,661
Balance at January 1, 2024	$1,184,860	57,309	43,959	10,224	9,608	—	121,100
Amortization	—	42,379	11,701	15,336	14,412	—	83,828
Impairment	—	641	—	—	—	—	641
Disposal	—	(65,833)	—	—	—	—	(65,833)
Effect of Exchange Rate Movements	—	(3,210)	(3,000)	—	—	—	(6,210)
Balance at December 31, 2024	$1,184,860	31,286	52,660	25,560	24,020	—	133,526
Carrying value:
Balance at December 31, 2025	$—	130,819	155,729	66,463	62,420	6,383	421,814
Balance at December 31, 2024	$287,285	72,254	160,852	81,799	76,832	—	391,737

(a)
Goodwill allocated to the Company’s cash-generating units is as follows:

	December 31, 2025
	Cost	Accumulated impairment	Book value
Goodwill:
OwlStay Inc.	$1,184,860	(1,184,860)	—
PayNow Inc.	287,285	(287,285)	—
	$1,472,145	(1,472,145)	—

	December 31, 2024
	Cost	Accumulated impairment	Book value
Goodwill:
OwlStay Inc.	$1,184,860	(1,184,860)	—
PayNow Inc.	287,285	—	287,285
	$1,472,145	(1,184,860)	287,285

The Company tests goodwill for impairment annually at the end of the reporting period, or more frequently if indicators of impairment exist. An impairment indicator for the year ended December 31, 2025, arose from lower-than-expected operating results and changes in market conditions affecting the PayNow Inc. cash-generating unit ("CGU").

Goodwill arising from the acquisition of PayNow Inc. has been allocated to the PayNow CGU. The recoverable amount of the CGU was determined based on its value in use, calculated using discounted cash flow forecasts derived from financial budgets covering the next five years. As a result, the recoverable amount of the CGU as of December 31, 2025 was estimated at $201 thousand, which was below its carrying amount, and led to the recognition of the impairment loss. Management applied key assumptions in these forecasts, including projected revenue growth, operating costs, and profit margins, based on historical performance, market trends, and management’s strategic plans.

Pre-tax discount rates of 17.3% and 18.6% were applied in the impairment test as of December 31, 2025 and 2024, respectively, to reflect the time value of money and the risk specific to the CGU. A terminal growth rate of 2.0% was used in the impairment test as of December 31, 2025 and 2024, respectively, reflecting the average expected economic growth in Taiwan over the subsequent five-year period. Management reviewed these assumptions based on historical trends and industry benchmarks to ensure they reasonably reflect expected future performance.

As a result of this assessment, the Company recognized an impairment loss on goodwill of $287,285 and nil in its impairment test as of December 31, 2025 and 2024, respectively.

(b)
During the year-end reporting period, the Company performed an impairment assessment of the other intangible assets by estimating their recoverable amounts using fair value less costs of disposal method. For the years ended December 31, 2025, 2024 and 2023, impairment losses of $1,528、$641 and $646 were recognized and presented under other losses, respectively.